Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 1,325	$ 893
Depreciation	215
Ending balance	1,139	1,325
Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	1,492	894
Additions	53	624
Terminations	(1)	(11)
Modifications	(2)
Reclassifications	(14)	(8)
Re-measurement	(2)	14
Exchange Rate Movements and Other	(24)	(21)
Ending balance	1,502	1,492
Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	167	1
Depreciation		165
Impairment Losses	3	3
Terminations	(1)	(1)
Exchange Rate Movements and Other	(21)	(1)
Ending balance	363	167
Real estate [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	477	517
Depreciation	27
Ending balance	437	477
Real estate [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	509	517
Additions	1	10
Reclassifications	(14)	(8)
Exchange Rate Movements and Other	(1)	(10)
Ending balance	495	509
Real estate [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	32
Depreciation		29
Impairment Losses		3
Exchange Rate Movements and Other	(1)
Ending balance	58	32
Railcars & Barges [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	440	63
Depreciation	86
Ending balance	349	440
Railcars & Barges [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	495	63
Additions	18	436
Re-measurement	(20)	(2)
Exchange Rate Movements and Other	(13)	(2)
Ending balance	480	495
Railcars & Barges [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	55
Depreciation		55
Impairment Losses	3
Exchange Rate Movements and Other	(13)
Ending balance	131	55
Storage Assets [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	391	292
Depreciation	95
Ending balance	335	391
Storage Assets [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	464	292
Additions	22	172
Terminations	(1)	(11)
Modifications	1
Re-measurement	19	18
Exchange Rate Movements and Other	(8)	(7)
Ending balance	497	464
Storage Assets [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	73
Depreciation		75
Terminations	(1)	(1)
Exchange Rate Movements and Other	(5)	(1)
Ending balance	162	73
Refining Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	7	12
Depreciation	2
Ending balance	10	7
Refining Equipment [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	10	13
Additions	5
Re-measurement		(2)
Exchange Rate Movements and Other		(1)
Ending balance	15	10
Refining Equipment [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	3	1
Depreciation		2
Ending balance	5	3
Other assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	10	9
Depreciation	5
Ending balance	8	10
Other assets [member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	14	9
Additions	7	6
Modifications	(3)
Re-measurement	(1)
Exchange Rate Movements and Other	(2)	(1)
Ending balance	15	14
Other assets [member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	4
Depreciation		4
Exchange Rate Movements and Other	(2)
Ending balance	$ 7	$ 4